PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 96.4%
Common Stocks
Australia 3.0%
Transurban Group, UTS	167,605	$1,618,234
Canada 2.6%
Canadian Pacific Kansas City Ltd.	13,942	1,147,164
Enbridge, Inc.	7,029	258,420
		1,405,584
China 1.0%
Beijing Capital International Airport Co. Ltd. (Class H Stock)*	785,518	513,698
France 7.4%
Aeroports de Paris	3,771	520,745
Eiffage SA	6,020	626,306
Engie SA	48,050	788,276
Vinci SA	17,219	2,022,326
		3,957,653
Germany 3.6%
E.ON SE	86,794	1,097,972
Fraport AG Frankfurt Airport Services Worldwide*	5,380	284,252
RWE AG	12,956	557,609
		1,939,833
Italy 6.0%
Enav SpA, 144A	122,157	525,265
Enel SpA	155,728	1,073,775
Infrastrutture Wireless Italiane SpA, 144A	84,959	1,065,454
Terna - Rete Elettrica Nazionale	67,289	568,525
		3,233,019
Japan 1.0%
West Japan Railway Co.	13,115	538,821
Mexico 2.3%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	63,932	1,216,407
Netherlands 4.2%
Ferrovial SE	68,174	2,259,211

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
New Zealand 1.6%
Auckland International Airport Ltd.*	159,515	$832,709
Spain 9.2%
Aena SME SA, 144A	12,537	2,002,061
Cellnex Telecom SA, 144A	13,842	565,295
Iberdrola SA	89,366	1,115,421
Sacyr SA	373,194	1,275,842
		4,958,619
Thailand 1.0%
Airports of Thailand PCL*	264,997	553,668
United Kingdom 8.3%
Centrica PLC	1,109,295	1,965,841
Drax Group PLC	71,847	557,803
National Grid PLC	37,867	501,921
SSE PLC	66,841	1,445,313
		4,470,878
United States 45.2%
American Tower Corp., REIT	5,585	1,062,881
CenterPoint Energy, Inc.	45,453	1,367,681
Cheniere Energy, Inc.	8,393	1,358,491
CMS Energy Corp.	27,056	1,652,310
Constellation Energy Corp.	10,725	1,036,571
CSX Corp.	31,748	1,057,843
Digital Realty Trust, Inc., REIT	8,737	1,088,805
Equinix, Inc., REIT	1,348	1,091,772
NextEra Energy Partners LP	12,987	707,142
NextEra Energy, Inc.	33,769	2,475,268
NiSource, Inc.	58,716	1,634,654
Norfolk Southern Corp.	3,390	791,870
PG&E Corp.*	90,754	1,598,178
Sempra	7,397	1,102,301
Southern Co. (The)	23,635	1,709,756
Targa Resources Corp.	18,597	1,524,768
Union Pacific Corp.	3,515	815,550
Waste Connections, Inc.	4,143	584,867

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Williams Cos., Inc. (The)	31,446	$1,083,315
Xcel Energy, Inc.	8,326	522,290
		24,266,313

Total Long-Term Investments (cost $43,604,287)		51,764,647
Short-Term Investment 4.7%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $2,541,757)(wj)	2,541,757	2,541,757

TOTAL INVESTMENTS 101.1% (cost $46,146,044)		54,306,404
Liabilities in excess of other assets (1.1)%		(605,076)

Net Assets 100.0%		$53,701,328

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
LP—Limited Partnership
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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